Average Annual Total Returns - FidelityCapitalAppreciationFund-KPRO - FidelityCapitalAppreciationFund-KPRO - Fidelity Capital Appreciation Fund	Dec. 30, 2024
Fidelity Capital Appreciation Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	28.90%
Past 5 years	17.12%
Past 10 years	11.74%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%